Additional Financial Information - Additional Information (Detail) - USD ($) $ in Thousands					3 Months Ended										12 Months Ended
	Dec. 16, 2019	Sep. 23, 2019	Apr. 01, 2019	Dec. 20, 2018	Jan. 17, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Supplemental Cash Flow Information [Line Items]
Interest payments						$ 44,000				$ 42,000					$ 138,000	$ 148,000	$ 138,000
Foreign income and withholding taxes						20,000				7,000					63,000	49,000	40,000
Cash dividends declared	$ 37,500	$ 206,250		$ 31,250
Dividends paid			$ 31,250			206,000				0					93,750	925,000	84,000
Depreciation expense						24,000	$ 18,000	$ 15,000	$ 14,000	$ 14,000	$ 14,000	$ 15,000	$ 14,000	$ 12,000	$ 61,000	55,000	$ 50,000
One Time Charges						$ 10,000
Spotify Technology S.A.
Supplemental Cash Flow Information [Line Items]
Sale of common shares, consideration received																504,000
Estimated pre-tax gain, net of estimated royalty expense and other related costs											$ 382,000					382,000
Estimated advance royalty recoveries																12,000
Estimated tax expense associated with net income on sale of shares																$ 77,000
Subsequent Event
Supplemental Cash Flow Information [Line Items]
Dividends paid					$ 37,500